Stock Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			0	0
Common stock market value per share	$ 0.20	$ 0.20	$ 0.20	$ 0.20
Restricted stock non-vested shares	12,000,000		12,000,000
Unrecognized stock-based compensation expense	$ 54		$ 54
Total intrinsic value of options exercised			$ 0	$ 24
2013 Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock market value per share	$ 21,530	$ 22,050	$ 21,530	$ 22,050
Restricted stock restriction period			1 year	1 year
Restricted stock grants			7,500	7,500
Restricted stock grant date fair value	$ 161	$ 165	$ 161	$ 165
Restricted stock cost	13	14	163	170
Restricted stock, deferred taxes	$ 3	$ 3	$ 42	$ 41
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period							5 years
Restricted stock grants							7,500
Restricted stock cost					$ 37	$ 32
Restricted stock vesting percentage					20.00%	20.00%
Number of restricted Shares Vested					1,500	1,500
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, expiration period			10 years
Directors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period			6 months
Stock options granted, expiration period			10 years
Intrinsic value of options granted			$ 52
Directors Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			210,000,000